UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Fund Management, L.P.
Address:    One Market Plaza
            Steuart Tower, 22nd Floor
            San Francisco CA. 94105

Form 13F File Number:   28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Linda Fitzgerald
Title:      Chief Compliance Officer
Phone:      415-281-1000

Signature Place and Date of Signing:



Linda Fitzgerald                    San Francisco CA        February 16, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings forthis reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            85

Form 13F Information Table Value Total:            302,028 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.


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
NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.   OTHER
                           OF CLASS CUSIP        1000      SHARES      PRN  CALL  DISC.  MGR         VOTING AUTH
                                                                                                SOLE       SHR  NONE

ALEXION PHARMACEUTICALS      COM     015351109   2999      82,861       SH        Sole          82,861
INC
ALIGN TECHNOLOGY INC         COM     016255101   956       109,233      SH        Sole          109,233
ALLOS THERAPEUTICS INC       COM     019777101   567       92,676       SH        Sole          92,676
ALPHA NATURAL RESOURCES      COM     02076X102   688       42,470       SH        Sole          42,470
INC
AMAZON COM INC               COM     023135106   10209     199,084      SH        Sole          199,084
AMGEN INC                    COM     031162100   2977      51,545       SH        Sole          51,545
APOLLO GROUP INC             COM     037604105   32190     420,129      SH        Sole          420,129
BECTON DICKINSON & CO        COM     075887109   3311      48,414       SH        Sole          48,414
BIOVAIL CORP                 COM     09067J109   1996      210,260      SH        Sole          210,260
CHINA SUNERGY CO LTD         COM     16942X104   1802      456,318      SH        Sole          456,318
CIENA CORP                   CNV     171779AB7   393       750,000     PRN        Sole          750,000
CIGNA CORP                   COM     125509109   3013      178,786      SH        Sole          178,786
CORINTHIAN COLLEGES INC      COM     218868107   7503      458,355      SH        Sole          458,355
DAVITA INC                   COM     23918K108   18480     372,798      SH        Sole          372,798
DOT HILL SYS CORP            COM     25848T109   98        121,790      SH        Sole          121,790
EDWARDS LIFESCIENCES CORP    COM     28176E108   3102      56,445       SH        Sole          56,445
EMCORE CORP                  COM     290846104   524       403,677      SH        Sole          403,677
ENERGY CONVERSION DEVICES    CNV     292659AA7   746       1,500,000   PRN        Sole          1,500,000
IN
EVERGREEN SOLAR INC          COM     30033R108   392       122,798      SH        Sole          122,798
EXPRESS SCRIPTS INC          COM     302182100   1967      35,772       SH        Sole          35,772
FIRST SOLAR INC              COM     336433107   4719      34,206       SH        Sole          34,206
GENENTECH INC                COM     368710406   4635      559          SH  CALL  Sole          559
GENENTECH INC                COM     368710406   39480     476,184      SH        Sole          476,184
GILEAD SCIENCES INC          COM     375558103   9664      188,970      SH        Sole          188,970
INTERSIL CORP                COM     46069S109   694       75,486       SH        Sole          75,486
JA SOLAR HOLDINGS CO LTD     COM     466090107   809       185,093      SH        Sole          185,093
JA SOLAR HOLDINGS CO LTD     CNV     466090AA5   939       2,250,000   PRN        Sole          2,250,000
LDK SOLAR CO LTD             COM     50183L107   2167      165,172      SH        Sole          165,172
LEAP WIRELESS INTL INC       COM     521863308   685       25,465       SH        Sole          25,465
MAXIM INTEGRATED PRODS INC   COM     57772K101   683       59,800       SH        Sole          59,800
NATIONAL SEMICONDUCTOR       COM     637640103   1389      137,968      SH        Sole          137,968
CORP
NETAPP INC                   COM     64110D104   3794      271,605      SH        Sole          271,605
PAR PHARMACEUTICAL COS INC   COM     69888P106   1592      118,688      SH        Sole          118,688
PERRIGO CO                   COM     714290103   3406      105,415      SH        Sole          105,415
PETROHAWK ENERGY CORP        COM     716495106   2855      182,656      SH        Sole          182,656
PFIZER INC                   COM     717081103   7009      395,755      SH        Sole          395,755
PHARMACEUTICAL RES INC       CNV     717125AC2   8128      10,288,000  PRN        Sole          10,288,000
PONIARD PHARMACEUTICALS      COM     732449301   893       462,522      SH        Sole          462,522
INC
RESEARCH IN MOTION LTD       COM     760975102   2660      65,562       SH        Sole          65,562
SEAGATE TECHNOLOGY           COM     G7945J104   241       54,417       SH        Sole          54,417
SEPRACOR INC                 CNV     817315AW4   3594      3,869,000   PRN        Sole          3,869,000
SHERWIN WILLIAMS CO          COM     824348106   31523     527,582      SH        Sole          527,582
SUNTECH PWR HLDGS CO LTD     COM     86800C104   921       78,790       SH        Sole          78,790
ULTA SALON COSMETCS &        COM     90384S303   477       57,595       SH        Sole          57,595
FRAG I
VERTEX PHARMACEUTICALS INC   COM     92532F100   1248      41,073       SH        Sole          41,073
VIROPHARMA INC               COM     928241108   2093      160,774      SH        Sole          160,774
WATSON PHARMACEUTICALS INC   CNV     942683AC7   6860      7,327,000   PRN        Sole          7,327,000
YINGLI GREEN ENERGY HLDG     COM     98584B103   1323      217,030      SH        Sole          217,030
CO
YINGLI GREEN ENERGY HLDG     CNV     98584BAA1   1040      2,000,000   PRN        Sole          2,000,000
CO



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